Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Notes Payable [Abstract]
Summary of short-term borrowings

($ in thousands)	2012	2011

Securities sold under repurchase agreements - retail	$10,333	$13,779
Securities sold under repurchase agreements - broker	-	5,000

Total short-term borrowings	$10,333	$18,779